Condensed Consolidating Financial Information (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Statement of Operations

	For the Year Ended December 31, 2011
	HealthSouth Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Net operating revenues	$22.1	$1,448.6	$601.4	$(45.2)	$2,026.9
Less: Provision for doubtful accounts	(0.5)	(15.0)	(5.5)	—	(21.0)
Net operating revenues less provision for doubtful accounts	21.6	1,433.6	595.9	(45.2)	2,005.9
Operating expenses:
Salaries and benefits	23.9	686.1	285.5	(13.5)	982.0
Other operating expenses	16.4	200.1	89.2	(21.7)	284.0
General and administrative expenses	110.5	—	—	—	110.5
Supplies	0.7	73.2	28.9	—	102.8
Depreciation and amortization	9.7	52.3	16.8	—	78.8
Occupancy costs	4.6	36.1	17.7	(10.0)	48.4
Loss on disposal of assets	—	3.2	1.1	—	4.3
Government, class action, and related settlements	(12.3)	—	—	—	(12.3)
Professional fees—accounting, tax, and legal	21.0	—	—	—	21.0
Total operating expenses	174.5	1,051.0	439.2	(45.2)	1,619.5
Loss on early extinguishment of debt	38.8	—	—	—	38.8
Interest expense and amortization of debt discounts and fees	109.5	8.4	2.6	(1.1)	119.4
Other income	(0.2)	(0.1)	(3.5)	1.1	(2.7)
Equity in net income of nonconsolidated affiliates	(3.1)	(8.7)	(0.2)	—	(12.0)
Equity in net income of consolidated affiliates	(234.8)	(10.6)	—	245.4	—
Management fees	(93.9)	73.0	20.9	—	—
Income from continuing operations before income tax (benefit) expense	30.8	320.6	136.9	(245.4)	242.9
Provision for income tax (benefit) expense	(159.0)	155.7	40.4	—	37.1
Income from continuing operations	189.8	164.9	96.5	(245.4)	205.8
Income (loss) from discontinued operations, net of tax	18.9	34.3	(4.4)	—	48.8
Net Income	208.7	199.2	92.1	(245.4)	254.6
Less: Net income attributable to noncontrolling interests	—	—	(45.9)	—	(45.9)
Net income attributable to HealthSouth	$208.7	$199.2	$46.2	$(245.4)	$208.7
Comprehensive income	$208.0	$199.2	$92.1	$(245.4)	$253.9
Comprehensive income attributable to HealthSouth	$208.0	$199.2	$46.2	$(245.4)	$208.0

	For the Year Ended December 31, 2010
	HealthSouth Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Net operating revenues	$19.9	$1,344.5	$552.6	$(39.4)	$1,877.6
Less: Provision for doubtful accounts	(0.4)	(12.1)	(3.9)	—	(16.4)
Net operating revenues less provision for doubtful accounts	19.5	1,332.4	548.7	(39.4)	1,861.2
Operating expenses:
Salaries and benefits	19.3	646.7	268.1	(12.4)	921.7
Other operating expenses	17.6	184.0	86.1	(18.2)	269.5
General and administrative expenses	106.2	—	—	—	106.2
Supplies	0.6	70.7	28.1	—	99.4
Depreciation and amortization	9.7	48.4	15.0	—	73.1
Occupancy costs	3.1	33.7	16.8	(8.7)	44.9
Loss on disposal of assets	—	1.4	—	—	1.4
Government, class action, and related settlements	1.1	—	—	—	1.1
Professional fees—accounting, tax, and legal	17.2	—	—	—	17.2
Total operating expenses	174.8	984.9	414.1	(39.3)	1,534.5
Loss on early extinguishment of debt	12.3	—	—	—	12.3
Interest expense and amortization of debt discounts and fees	116.0	8.8	3.0	(2.2)	125.6
Other income	(1.0)	(0.6)	(4.9)	2.2	(4.3)
Loss on interest rate swaps	13.3	—	—	—	13.3
Equity in net income of nonconsolidated affiliates	(2.3)	(7.6)	(0.2)	—	(10.1)
Equity in net income of consolidated affiliates	(195.9)	(13.7)	—	209.6	—
Management fees	(90.4)	70.5	19.9	—	—
(Loss) income from continuing operations before income tax (benefit) expense	(7.3)	290.1	116.8	(209.7)	189.9
Provision for income tax (benefit) expense	(903.7)	132.9	30.0	—	(740.8)
Income from continuing operations	896.4	157.2	86.8	(209.7)	930.7
Income from discontinued operations, net of tax	2.6	5.0	1.4	0.1	9.1
Net Income	899.0	162.2	88.2	(209.6)	939.8
Less: Net income attributable to noncontrolling interests	—	—	(40.8)	—	(40.8)
Net income attributable to HealthSouth	$899.0	$162.2	$47.4	$(209.6)	$899.0
Comprehensive income	$899.5	$162.2	$88.2	$(209.6)	$940.3
Comprehensive income attributable to HealthSouth	$899.5	$162.2	$47.4	$(209.6)	$899.5

	For the Year Ended December 31, 2009
	HealthSouth Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Net operating revenues	$17.3	$1,283.6	$519.1	$(35.1)	$1,784.9
Less: Provision for doubtful accounts	(0.6)	(22.5)	(7.6)	—	(30.7)
Net operating revenues less provision for doubtful accounts	16.7	1,261.1	511.5	(35.1)	1,754.2
Operating expenses:
Salaries and benefits	21.2	621.8	256.7	(12.3)	887.4
Other operating expenses	11.0	173.4	77.7	(15.4)	246.7
General and administrative expenses	104.5	—	—	—	104.5
Supplies	0.6	69.1	27.1	—	96.8
Depreciation and amortization	7.5	45.1	15.0	—	67.6
Occupancy costs	3.1	32.8	16.3	(7.3)	44.9
Loss on disposal of assets	—	3.3	0.1	—	3.4
Government, class action, and related settlements	36.7	—	—	—	36.7
Professional fees—accounting, tax, and legal	8.8	—	—	—	8.8
Total operating expenses	193.4	945.5	392.9	(35.0)	1,496.8
Loss on early extinguishment of debt	12.5	—	—	—	12.5
Interest expense and amortization of debt discounts and fees	114.4	8.3	3.4	(0.4)	125.7
Other expense (income)	0.7	(0.3)	(4.1)	0.4	(3.3)
Loss on interest rate swaps	19.6	—	—	—	19.6
Equity in net income of nonconsolidated affiliates	(1.9)	(2.4)	(0.3)	—	(4.6)
Equity in net income of consolidated affiliates	(169.5)	(10.7)	—	180.2	—
Management fees	(86.0)	67.0	19.0	—	—
(Loss) income from continuing operations before income tax (benefit) expense	(66.5)	253.7	100.6	(180.3)	107.5
Provision for income tax (benefit) expense	(148.1)	118.0	27.2	—	(2.9)
Income from continuing operations	81.6	135.7	73.4	(180.3)	110.4
Income (loss) from discontinued operations, net of tax	13.2	6.0	(0.9)	0.1	18.4
Net Income	94.8	141.7	72.5	(180.2)	128.8
Less: Net income attributable to noncontrolling interests	—	(0.4)	(33.6)	—	(34.0)
Net income attributable to HealthSouth	$94.8	$141.3	$38.9	$(180.2)	$94.8
Comprehensive income	$98.0	$141.7	$72.5	$(180.2)	$132.0
Comprehensive income attributable to HealthSouth	$98.0	$141.3	$38.9	$(180.2)	$98.0

Condensed Consolidating Balance Sheet

	As of December 31, 2011
	HealthSouth Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Assets
Current assets:
Cash and cash equivalents	$26.0	$1.3	$2.8	$—	$30.1
Restricted cash	0.7	—	34.6	—	35.3
Current portion of restricted marketable securities	—	—	15.0	—	15.0
Accounts receivable, net	2.4	154.4	66.0	—	222.8
Deferred income tax assets	9.2	14.9	2.5	—	26.6
Prepaid expenses and other current assets	33.5	16.0	15.7	(4.0)	61.2
Total current assets	71.8	186.6	136.6	(4.0)	391.0
Property and equipment, net	13.6	499.3	151.5	—	664.4
Goodwill	—	266.1	155.6	—	421.7
Intangible assets, net	12.0	37.4	8.3	—	57.7
Investments in and advances to nonconsolidated affiliates	2.5	23.8	2.7	—	29.0
Deferred income tax assets	533.9	27.3	46.9	—	608.1
Other long-term assets	59.8	7.1	38.6	(6.2)	99.3
Intercompany receivable	1,141.8	606.0	—	(1,747.8)	—
Total assets	$1,835.4	$1,653.6	$540.2	$(1,758.0)	$2,271.2
Liabilities and Shareholders’ Equity (Deficit)
Current liabilities:
Current portion of long-term debt	$10.9	$9.6	$2.4	$(4.0)	$18.9
Accounts payable	5.1	28.7	11.6	—	45.4
Accrued payroll	29.6	39.8	15.6	—	85.0
Accrued interest payable	22.2	0.1	0.2	—	22.5
Refunds due patients and other third-party payors	0.7	4.7	1.9	—	7.3
Other current liabilities	75.3	12.1	46.7	—	134.1
Total current liabilities	143.8	95.0	78.4	(4.0)	313.2
Long-term debt, net of current portion	1,144.6	73.2	24.2	(6.2)	1,235.8
Self-insured risks	32.8	—	70.0	—	102.8
Other long-term liabilities	9.8	10.9	9.7	—	30.4
Intercompany payable	—	—	1,305.3	(1,305.3)	—
	1,331.0	179.1	1,487.6	(1,315.5)	1,682.2
Commitments and contingencies
Convertible perpetual preferred stock	387.4	—	—	—	387.4
Shareholders' equity (deficit)
HealthSouth shareholders' equity (deficit)	117.0	1,474.5	(1,032.0)	(442.5)	117.0
Noncontrolling interests	—	—	84.6	—	84.6
Total shareholders' equity (deficit)	117.0	1,474.5	(947.4)	(442.5)	201.6
Total liabilities and shareholders' equity (deficit)	$1,835.4	$1,653.6	$540.2	$(1,758.0)	$2,271.2

	As of December 31, 2010
	HealthSouth Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Assets
Current assets:
Cash and cash equivalents	$45.8	$0.1	$2.4	$—	$48.3
Restricted cash	0.5	—	36.0	—	36.5
Current portion of restricted marketable securities	—	—	18.2	—	18.2
Accounts receivable, net	0.9	148.2	57.6	—	206.7
Deferred income tax assets	18.0	9.0	1.1	—	28.1
Prepaid expenses and other current assets	28.8	25.5	18.1	(4.0)	68.4
Total current assets	94.0	182.8	133.4	(4.0)	406.2
Property and equipment, net	14.7	464.2	154.0	—	632.9
Goodwill	—	264.6	155.7	—	420.3
Intangible assets, net	9.0	38.2	11.3	—	58.5
Investments in and advances to nonconsolidated affiliates	3.1	24.4	3.2	—	30.7
Deferred income tax assets	604.2	9.1	66.0	—	679.3
Other long-term assets	67.3	54.9	32.2	(10.2)	144.2
Intercompany receivable	1,142.8	489.8	—	(1,632.6)	—
Total assets	$1,935.1	$1,528.0	$555.8	$(1,646.8)	$2,372.1
Liabilities and Shareholders’ (Deficit) Equity
Current liabilities:
Current portion of long-term debt	$5.1	$11.2	$2.2	$(4.0)	$14.5
Accounts payable	6.8	24.9	12.9	—	44.6
Accrued payroll	25.0	37.9	14.1	—	77.0
Accrued interest payable	21.0	0.3	0.2	—	21.5
Refunds due patients and other third-party payors	42.1	5.5	0.7	—	48.3
Other current liabilities	92.0	15.3	46.1	—	153.4
Total current liabilities	192.0	95.1	76.2	(4.0)	359.3
Long-term debt, net of current portion	1,397.0	83.3	26.7	(10.2)	1,496.8
Self-insured risks	36.7	—	65.8	—	102.5
Other long-term liabilities	7.2	11.2	9.9	—	28.3
Intercompany payable	—	—	1,400.8	(1,400.8)	—
	1,632.9	189.6	1,579.4	(1,415.0)	1,986.9
Commitments and contingencies
Convertible perpetual preferred stock	387.4	—	—	—	387.4
Shareholders' (deficit) equity
HealthSouth shareholders' (deficit) equity	(85.2)	1,338.4	(1,106.6)	(231.8)	(85.2)
Noncontrolling interests	—	—	83.0	—	83.0
Total shareholders' (deficit) equity	(85.2)	1,338.4	(1,023.6)	(231.8)	(2.2)
Total liabilities and shareholders' (deficit) equity	$1,935.1	$1,528.0	$555.8	$(1,646.8)	$2,372.1

Condensed Consolidating Statement of Cash Flows

	For the Year Ended December 31, 2011
	HealthSouth Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Net cash provided by operating activities	$176.7	$283.8	$131.6	$(249.4)	$342.7
Cash flows from investing activities:
Purchases of property and equipment	(5.0)	(83.1)	(12.2)	—	(100.3)
Capitalized software costs	(6.6)	(2.0)	(0.2)	—	(8.8)
Acquisition of business, net of cash acquired	—	(4.9)	—	—	(4.9)
Proceeds from sale of restricted investments	—	—	1.2	—	1.2
Purchase of restricted investments	—	—	(8.4)	—	(8.4)
Net change in restricted cash	(0.2)	—	1.4	—	1.2
Net settlements on interest rate swaps not designated as hedges	(10.9)	—	—	—	(10.9)
Other	—	(0.9)	—	—	(0.9)
Net cash provided by (used in) investing activities of discontinued operations—
Proceeds from sale of LTCHs	107.9	—	—	—	107.9
Other investing activities of discontinued operations	(0.2)	(0.3)	(0.2)	—	(0.7)
Net cash provided by (used in) investing activities	85.0	(91.2)	(18.4)	—	(24.6)
Cash flows from financing activities:
Principal borrowings on term loan	100.0	—	—	—	100.0
Proceeds from bond issuance	120.0	—	—	—	120.0
Principal payments on debt, including pre-payments	(507.4)	(1.5)	—	4.0	(504.9)
Borrowings on revolving credit facility	338.0	—	—	—	338.0
Payments on revolving credit facility	(306.0)	—	—	—	(306.0)
Principal payments under capital lease obligations	(0.8)	(10.2)	(2.2)	—	(13.2)
Dividends paid on convertible perpetual preferred stock	(26.0)	—	—	—	(26.0)
Debt amendment and issuance costs	(4.4)	—	—	—	(4.4)
Distributions paid to noncontrolling interests of consolidated affiliates	—	—	(44.2)	—	(44.2)
Other	4.3	—	—	—	4.3
Change in intercompany advances	0.7	(179.7)	(66.4)	245.4	—
Net cash used in financing activities	(281.6)	(191.4)	(112.8)	249.4	(336.4)
(Decrease) increase in cash and cash equivalents	(19.9)	1.2	0.4	—	(18.3)
Cash and cash equivalents at beginning of year	45.8	0.1	2.4	—	48.3
Cash and cash equivalents of facilities in discontinued operations at beginning of year	0.1	—	—	—	0.1
Less: Cash and cash equivalents of facilities in discontinued operations at end of year	—	—	—	—	—
Cash and cash equivalents at end of year	$26.0	$1.3	$2.8	$—	$30.1

	For the Year Ended December 31, 2011
	HealthSouth Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Net cash provided by operating activities	$176.7	$283.8	$131.6	$(249.4)	$342.7
Cash flows from investing activities:
Purchases of property and equipment	(5.0)	(83.1)	(12.2)	—	(100.3)
Capitalized software costs	(6.6)	(2.0)	(0.2)	—	(8.8)
Acquisition of business, net of cash acquired	—	(4.9)	—	—	(4.9)
Proceeds from sale of restricted investments	—	—	1.2	—	1.2
Purchase of restricted investments	—	—	(8.4)	—	(8.4)
Net change in restricted cash	(0.2)	—	1.4	—	1.2
Net settlements on interest rate swaps not designated as hedges	(10.9)	—	—	—	(10.9)
Other	—	(0.9)	—	—	(0.9)
Net cash provided by (used in) investing activities of discontinued operations—
Proceeds from sale of LTCHs	107.9	—	—	—	107.9
Other investing activities of discontinued operations	(0.2)	(0.3)	(0.2)	—	(0.7)
Net cash provided by (used in) investing activities	85.0	(91.2)	(18.4)	—	(24.6)
Cash flows from financing activities:
Principal borrowings on term loan	100.0	—	—	—	100.0
Proceeds from bond issuance	120.0	—	—	—	120.0
Principal payments on debt, including pre-payments	(507.4)	(1.5)	—	4.0	(504.9)
Borrowings on revolving credit facility	338.0	—	—	—	338.0
Payments on revolving credit facility	(306.0)	—	—	—	(306.0)
Principal payments under capital lease obligations	(0.8)	(10.2)	(2.2)	—	(13.2)
Dividends paid on convertible perpetual preferred stock	(26.0)	—	—	—	(26.0)
Debt amendment and issuance costs	(4.4)	—	—	—	(4.4)
Distributions paid to noncontrolling interests of consolidated affiliates	—	—	(44.2)	—	(44.2)
Other	4.3	—	—	—	4.3
Change in intercompany advances	0.7	(179.7)	(66.4)	245.4	—
Net cash used in financing activities	(281.6)	(191.4)	(112.8)	249.4	(336.4)
(Decrease) increase in cash and cash equivalents	(19.9)	1.2	0.4	—	(18.3)
Cash and cash equivalents at beginning of year	45.8	0.1	2.4	—	48.3
Cash and cash equivalents of facilities in discontinued operations at beginning of year	0.1	—	—	—	0.1
Less: Cash and cash equivalents of facilities in discontinued operations at end of year	—	—	—	—	—
Cash and cash equivalents at end of year	$26.0	$1.3	$2.8	$—	$30.1

	For the Year Ended December 31, 2010
	HealthSouth Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Net cash provided by operating activities	$208.3	$218.0	$125.1	$(220.4)	$331.0
Cash flows from investing activities:
Purchases of property and equipment	(2.9)	(39.0)	(20.9)	—	(62.8)
Capitalized software costs	(6.0)	(0.4)	(0.1)	—	(6.5)
Acquisition of businesses, net of cash acquired	—	(34.1)	—	—	(34.1)
Proceeds from sale of restricted investments	—	—	10.4	—	10.4
Purchase of restricted investments	—	—	(26.0)	—	(26.0)
Net change in restricted cash	1.8	—	29.5	—	31.3
Net settlements on interest rate swaps not designated as hedges	(44.7)	—	—	—	(44.7)
Other	(0.1)	(0.3)	—	—	(0.4)
Net cash provided by (used in) investing activities of discontinued operations	0.4	(0.9)	7.4	—	6.9
Net cash (used in) provided by investing activities	(51.5)	(74.7)	0.3	—	(125.9)
Cash flows from financing activities:
Proceeds from bond issuance	525.0	—	—	—	525.0
Principal payments on debt, including pre-payments	(755.3)	—	—	4.0	(751.3)
Borrowings on revolving credit facility	100.0	—	—	—	100.0
Payments on revolving credit facility	(22.0)	—	—	—	(22.0)
Principal payments under capital lease obligations	(2.4)	(10.5)	(2.0)	—	(14.9)
Dividends paid on convertible perpetual preferred stock	(26.0)	—	—	—	(26.0)
Debt amendment and issuance costs	(19.3)	—	—	—	(19.3)
Distributions paid to noncontrolling interests of consolidated affiliates	—	—	(34.4)	—	(34.4)
Other	0.4	—	4.8	—	5.2
Change in intercompany advances	12.5	(134.5)	(94.4)	216.4	—
Net cash used in financing activities	(187.1)	(145.0)	(126.0)	220.4	(237.7)
Decrease in cash and cash equivalents	(30.3)	(1.7)	(0.6)	—	(32.6)
Cash and cash equivalents at beginning of year	76.1	1.8	2.8	—	80.7
Cash and cash equivalents of facilities in discontinued operations at beginning of year	0.1	—	0.2	—	0.3
Less: Cash and cash equivalents of facilities in discontinued operations at end of year	(0.1)	—	—	—	(0.1)
Cash and cash equivalents at end of year	$45.8	$0.1	$2.4	$—	$48.3

	For the Year Ended December 31, 2009
	HealthSouth Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Net cash provided by operating activities	$310.1	$188.8	$82.4	$(175.2)	$406.1
Cash flows from investing activities:
Purchases of property and equipment	(1.0)	(54.8)	(7.5)	—	(63.3)
Capitalized software costs	(7.4)	(0.5)	(0.1)	—	(8.0)
Proceeds from sale of restricted investments	—	—	5.0	—	5.0
Purchase of restricted investments	—	—	(3.8)	—	(3.8)
Net change in restricted cash	—	—	(11.7)	—	(11.7)
Net settlements on interest rate swaps not designated as hedges	(42.2)	—	—	—	(42.2)
Net investment in interest rate swap not designated as a hedge	(6.4)	—	—	—	(6.4)
Other	(1.1)	1.4	(1.5)	—	(1.2)
Net cash used in investing activities of discontinued operations	—	(0.5)	(0.9)	—	(1.4)
Net cash used in investing activities	(58.1)	(54.4)	(20.5)	—	(133.0)
Cash flows from financing activities:
Principal borrowings on notes	—	15.5	—	—	15.5
Proceeds from bond issuance	290.0	—	—	—	290.0
Principal payments on debt, including pre-payments	(413.0)	(0.2)	—	4.0	(409.2)
Borrowings on revolving credit facility	10.0	—	—	—	10.0
Payments on revolving credit facility	(50.0)	—	—	—	(50.0)
Principal payments under capital lease obligations	(0.5)	(9.7)	(3.2)	—	(13.4)
Dividends paid on convertible perpetual preferred stock	(26.0)	—	—	—	(26.0)
Debt amendment and issuance costs	(10.6)	—	—	—	(10.6)
Distributions paid to noncontrolling interests of consolidated affiliates	—	(0.9)	(31.8)	—	(32.7)
Other	(0.1)	—	1.0	—	0.9
Change in intercompany advances	1.6	(138.1)	(34.7)	171.2	—
Net cash (used in) provided by financing activities of discontinued operations	(0.4)	—	1.6	—	1.2
Net cash used in financing activities	(199.0)	(133.4)	(67.1)	175.2	(224.3)
Increase (decrease) in cash and cash equivalents	53.0	1.0	(5.2)	—	48.8
Cash and cash equivalents at beginning of year	22.9	0.8	8.0	—	31.7
Cash and cash equivalents of facilities in discontinued operations at beginning of year	0.3	—	0.2	—	0.5
Less: Cash and cash equivalents of facilities in discontinued operations at end of year	(0.1)	—	(0.2)	—	(0.3)
Cash and cash equivalents at end of year	$76.1	$1.8	$2.8	$—	$80.7